Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of financial assets [abstract]
Schedule of financial assets

	2018	2017
	£m	£m
Non-current
Available-for-sale investments	417	605
Loans to joint ventures and associates[1]	482	495
	899	1,100
Current
Available-for-sale investments	2,304	7,432
Other loans and receivables	390	1,309
	2,694	8,741
	3,593	9,841
Financial and other investments include the following:
Investments in short-term money funds[2]	1,999	6,899
Managed investments in equity and bonds[3]	530	939
Cash surrender value of life insurance policies	198	202
Loans to joint ventures and associates	482	495
Restricted balances:
Collateral[4]	335	1,262
Other	49	44
	3,593	9,841

1.	Comprises £352 million (2017: £434 million) relating to a shareholder loan to Quadgas HoldCo Limited, and the remainder is a loan to a joint venture.

2.	Includes £69 million (2017: £14 million) held by insurance captives and therefore restricted.

3.	Includes restricted amounts of £301 million (2017: £434 million) held by insurance captives and £214 million (2017: £225 million) relating to US non-qualified plan investments.

4.	Refers to collateral placed with counterparties with whom we have entered into a credit support annex to the ISDA (International Swaps and Derivatives Association) Master Agreement.